Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 6,626,943	$ 4,954,239
Cost of sales	2,698,364	2,150,379
Gross profit	3,928,579	2,803,860
Operating expenses:
General and administrative	6,460,800	6,287,774
Sales and marketing	380,835	981,542
Total operating expenses	6,841,635	7,269,316
Loss from operations	(2,913,056)	(4,465,456)
Other income (expense):
Interest expense	(63,404)	(115,799)
Loss on exchange of warrants and debt	(94,214)	(802,123)
Change in fair value of derivatives and notes payable carried at fair value, net	(251,847)	711,379
Other income (expense), net	529	(639)
Total other income (expense)	(408,936)	(207,182)
Net loss	$ (3,321,992)	$ (4,672,638)
Weighted average common shares outstanding – basic and diluted (shares)	12,400,366	4,736,073
Loss per common share – basic and diluted (per share)	$ (0.27)	$ (0.99)